RESTATEMENT	12 Months Ended
Dec. 31, 2012
Restatement [Abstract]
RESTATEMENT
NOTE 3 — RESTATEMENT

Certain balances in the 2011 and 2010 financial statements have been restated to correct misstatements in the prior accounting and presentation used by the Corporation in its financial statements, as follows:

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In jurisdictions in which taxes are based on a percentage of revenues, the Corporation erroneously reported certain taxes paid as “Other expenses” rather than within “Provision for income taxes.” To correct the misstatement, $525 and $3,494 recorded previously as “Other expense, net” was reclassified to “Provision for income taxes” in the 2011 and 2010 financial statements, respectively;

•
In 2010, a sale of fixed assets occurred between two subsidiaries. In the original accounting for that sale, the assets were recorded on the acquiring subsidiary’s books at fair value, rather than historical cost, resulting in over-valued fixed assets as of December 31, 2010, 2011, and 2012, as well as an inappropriate gain on sale recorded in the year ended December 31, 2010. The previously-recorded gain on sale, as well as the increase in value of the fixed assets, in the amount of $515 have been eliminated in the restated 2010 financial statements. In addition, the misstatement resulted in a carryforward reduction of “Retained earnings” and “Property and equipment” in the amount of $515 in the 2011 and 2012 financial statements;

•
The Corporation erroneously reported expenses of $525 as Direct operating expenses when these expenses should have been classified as Selling, general and administrative expenses. The effect of the correction was to increase “Selling, general and administrative expenses” and to decrease “Direct operating expenses” in the 2010 financial statements;

•
The Corporation erroneously reported revenue of $2,555 for certain transactions that did not meet revenue recognition requirements under U.S. GAAP in the 2010 financial statements. The requirements to recognize these revenue transactions were met in fiscal 2011. The effects of the correction were to reduce “Revenue” by $2,555, with a corresponding increase in deferred revenue, in the 2010 financial statements. In addition, the effect of the correction was to increase “Revenue” by $2,555 and increase “Provision for income tax” by $200 in the 2011 financial statements.

•
The Corporation erroneously reported certain intercompany revenue transactions in the 2010 financial statements which were not eliminated in consolidation. The effects of the correction were to eliminate $3,175 of revenues previously recorded as “Revenues from services” and “Direct operating expenses” in the 2010 financial statements;

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The Corporation erroneously reported foreign currency adjustments related to intercompany transactions in its 2010 financial statements for certain transactions denominated in a currency different than the Corporation's functional currency. The effects of this correction was to decrease “Revenues from services” by $1,000, increase “Foreign exchange gain” by $600, decrease “Provision for income tax” by $200, and increase “Income and other taxes payable” by $200 in the 2010 financial statements; and

•
In 2010, the Corporation originally presented a non-cash disclosure relating to an asset disposal due to reclassification as an operating lease. This non-cash disclosure was removed from the restated Statement of Cash flows as there was an error in the original accounting for a capital lease.

The effects of the restatement on the Corporation’s financial statements as of and for the year ended December 31, 2011 and 2010 are summarized in the table below. The 2012 financial statements also have been revised to record the carryforward impact of certain errors resulting from the 2011 and 2010 restatements, discussed above. The aggregate impact of these corrections to the 2012 financial statements decreased “Property and equipment,” “Retained earnings,” “Total equity” and “Total liabilities and equity” each by $515. Additionally, the 2012 cash flow statement was revised to correct the components of cash provided by (used in) financing activities by increasing “Principal borrowings on notes payable” and “Repayments on notes payable” in the 2012 financial statements by $13,027. Total cash provided by financing activities was not impacted by this correction to the 2012 financial statements. All adjustments to the 2012 financial statements were considered immaterial, both individually and in the aggregate, to those financial statements taken as a whole.

CONSOLIDATED BALANCE SHEET

	2011
	Previously Reported	Adjustment	As Restated
Property and equipment, net	$41,583	$(515)	$41,068
Retained earnings	$12,856	$(515)	$12,341
Total equity	$14,133	$(515)	$13,618
Total liabilities and equity	$94,134	$(515)	$93,619

CONSOLIDATED STATEMENTS OF INCOME

	2011			2010
	Previously Reported	Adjustment	As Restated	Previously Reported	Adjustment	As Restated
Revenue from services	$178,210	$2,555	$180,765	$140,521	$(6,729)	$133,792
Direct operating expenses				$118,938	$(3,700)	$115,238
Gross profit	$26,592	$2,555	$29,147	$21,583	$(3,029)	$18,554
Selling, general and administrative expenses				$6,865	$525	$7,390
Gain on sale of assets				$(515)	$515	$0
Income from operations	$10,287	$2,555	$12,842	$15,056	$(4,069)	$10,987
Other expense, net	$(66)	$525	$459	$(3,823)	$3,494	$(329)
Foreign exchange loss, net				$(262)	$599	$337
Total other expense, net	$(540)	$525	$(15)	$(4,759)	$4,093	$(666)
Income before income taxes	$9,747	$3,080	$12,827	$10,297	$24	$10,321
Provision for income taxes	$2,994	$325	$3,319	$1,206	$3,294	$4,500
Net income	$6,753	$2,755	$9,508	$9,091	$(3,270)	$5,821
Comprehensive income	$6,058	$2,755	$8,813	$9,116	$(3,270)	$5,846

The restatements noted above had no impact on total net operating, investing, or financing cash flows for 2011 or 2010.